Investments in subsidiaries, associates, and joint ventures	6 Months Ended
Jun. 30, 2023
Investments In Subsidiaries Associates And Joint Ventures
Investments in subsidiaries, associates, and joint ventures

14.	Investments in subsidiaries, associates, and joint ventures

				Investments in associates and joint ventures		Equity results				Dividends received
						Three-month period ended June 30,		Six-month period ended June 30,		Three-month period ended June 30,		Six-month period ended June 30,
Associates and joint ventures	Notes	% ownership	% voting capital	June 30, 2023	December 31, 2022	2023	2022	2023	2022	2023	2022	2023	2022
Iron Solutions
Baovale Mineração S.A.		50.00	50.00	28	24	-	-	1	1	-	-	-	-
Companhia Coreano-Brasileira de Pelotização		50.00	50.00	69	80	5	10	9	22	14	10	14	10
Companhia Hispano-Brasileira de Pelotização		50.89	50.00	42	48	1	-	4	-	19	1	19	1
Companhia Ítalo-Brasileira de Pelotização		50.90	50.00	58	62	3	12	7	13	23	19	23	19
Companhia Nipo-Brasileira de Pelotização		51.00	50.00	147	145	8	12	15	22	33	41	33	41
MRS Logística S.A.		48.16	47.09	599	509	41	20	47	30	-	-	-	-
Samarco Mineração S.A.	23	50.00	50.00	-	-	-	-	-	-	-	-	-	-
VLI S.A.		29.60	29.60	366	428	31	(2)	(90)	(20)	-	-	-	-
				1,309	1,296	89	52	(7)	68	89	71	89	71
Energy Transition Metals
Korea Nickel Corp. (i)		-	-	-	-	-	1	-	3	-	-	-	-
PT Kolaka Nickel Indonesia		20.00	20.00	12	-	-	-	-	-	-	-	-	-
				12	-	-	1	-	3	-	-	-	-
Others
Aliança Geração de Energia S.A.		55.00	55.00	408	340	9	8	18	16	16	-	16	-
Aliança Norte Energia Participações S.A.		51.00	51.00	112	106	(2)	(1)	(3)	(3)	-	-	-	-
California Steel Industries, Inc.	15(e)	-	-	-	-	-	-	-	-	-	-	-	65
Other				60	56	2	1	2	3	-	-	-	-
				580	502	9	8	17	16	16	-	16	65
Equity results in associates and joint ventures				1,901	1,798	98	61	10	87	105	71	105	136
Other results in associates and joint ventures	15			-	-	(93)	(117)	(60)	68	-	-	-	-
Equity results and other results in associates and joint ventures				1,901	1,798	5	(56)	(50)	155	105	71	105	136

(I)	In September 2022, Vale completed the sale of its 25% stake in Korea Nickel Corp to Posco. for US$16.

a) Changes in the period

	2023	2022
Balance at January 1,	1,798	1,751
Additions and capitalizations	1	-
Equity results and other results in associates and joint ventures	10	87
Dividends declared	(60)	(48)
Translation adjustment	142	111
Other	10	(110)
Balance at June 30,	1,901	1,791